STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY - Dividends, Liquidation Preference, Conversion (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY
Dividend rate	6.00%
Dividends declared	$ 0
Dividends paid	$ 0
Minimum proceeds from issuance of equity required for conversion of preferred stock | $	$ 50,000,000.0